Equipment (Details Textual) - Unaudited Interim [Member] - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Equipment [Textual]
Accumulated depreciation		$ 58,971
Depreciation expense				$ 11,263	$ 1,829
Impairment charges			$ 19,283,000		$ 19,283